Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Current assets:
Cash and cash equivalents	$ 74,816	$ 57,081
Accounts receivable, net of allowance for doubtful accounts of $7,840 and $8,653 in 2011 and 2010, respectively	86,428	63,511
Net investment in direct financing and sales-type leases	25,075	19,117
Trading containers	12,970	404
Containers held for sale	7,832	2,883
Prepaid expenses	10,243	8,603
Deferred taxes	2,443	1,895
Total current assets	219,807	153,494
Restricted cash	45,858	15,034
Containers, net of accumulated depreciation of $377,731 and $361,791 at 2011 and 2010, respectively	1,903,855	1,437,259
Net investment in direct financing and sales-type leases	85,121	72,224
Fixed assets, net of accumulated depreciation of $9,027 and $8,820 at 2011 and 2010, respectively	1,717	1,804
Intangible assets, net of accumulated amortization of 33,340 and $27,441 at 2011 and 2010, respectively	46,675	60,122
Interest rate swaps and caps		1,320
Other assets	7,171	5,950
Total assets	2,310,204	1,747,207
Current liabilities:
Accounts payable	2,616	6,296
Accrued expenses	18,491	11,988
Container contracts payable	25,510	98,731
Deferred revenue	6,245	6,855
Due to owners, net	15,812	17,545
Secured debt facility	41,035
Bonds payable	91,500	51,500
Total current liabilities	201,209	192,915
Revolving credit facilities	133,047	104,000
Secured debt facility	779,383	558,127
Bonds payable	464,226	175,570
Deferred revenue	1,136	2,994
Interest rate swaps and caps	16,110	13,581
Income tax payable	22,729	20,821
Deferred taxes	7,438	8,632
Total liabilities	1,625,278	1,076,640
Textainer Group Holdings Limited shareholders' equity:
Common shares, $0.01 par value. Authorized 140,000,000 shares; issued and outstanding 48,951,114 and 48,318,058 at 2011 and 2010, respectively	490	483
Additional paid-in capital	154,460	181,602
Accumulated other comprehensive loss	(28)	(52)
Retained earnings	528,906	401,849
Total Textainer Group Holdings Limited shareholders' equity	683,828	583,882
Noncontrolling interest	1,098	86,685
Total equity	684,926	670,567
Total liabilities and equity	$ 2,310,204	$ 1,747,207